ACACIA NATIONAL LIFE INSURANCE COMPANY LOGO

                                                                THE ACACIA GROUP
                  7315 Wisconsin Avenue Bethesda, Maryland 20814  (301) 280-1000


May 3, 2001
                                              Transmitted via EDGAR on 5/03/2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:     Acacia National Life Insurance Company (Depositor)
        Acacia National Variable Life Insurance Separate Account I (Registrant) File No. 333-81057
        Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2001, for Acacia National Variable Life Insurance Separate Account I ("Separate Account I"), File No. 333-81057, as otherwise required by Rule 497(b) under the Securities Act of 1933, Acacia National Life Insurance Company, on behalf of Separate Account I, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Post-Effective Amendment No. 3 to Separate Account I's registration statement for File No. 333-81057 on Form S-6 filed with the SEC April 12, 2001; and

     2. The text of Post-Effective Amendment No. 3 to Separate Account I's registration statement for File No. 333-81057 on Form S-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please contact me at 301-280-1035.

Sincerely,

/s/ Robert-John H. Sands

Robert-John H. Sands
Senior Vice President, Corporate Secretary and General Counsel



Acacia Mutual Holding Corporation, Acacia Financial Group, Ltd., Acacia Life Insurance Company, Acacia National Life Insurance Company, Acacia Financial Corporation, Calvert Group, Ltd., Acacia Federal Savings Bank, Enterprise Resources, LLC, Acacia Realty Corporation, The Advisors Group, Inc.
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NATIONAL HEADQUARTERS, Washington, DC

Regent 5-3-01 497(j).doc